Shareholder Report, Holdings (Details)	Dec. 31, 2024
Class A | Diversified
Holdings [Line Items]
Percent of Net Asset Value	51.60%
Class A | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Class A | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Class A | Residential
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Class A | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class A | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class A | Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class A | Hotel [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class A | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Class A | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class A | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Class A | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Class A | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Class A | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class A | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class A | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Class A | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Class A | Mitsui Fudosan Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class A | Mitsubishi Estate Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class A | Vonovia SE
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class A | First Capital Real Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class A | Stockland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class A | Klepierre SA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class A | CapitaLand Integrated Commercial Trust
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class A | Sun Hung Kai Properties Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class A | Fastighets AB Balder
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class C | Diversified
Holdings [Line Items]
Percent of Net Asset Value	51.60%
Class C | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Class C | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Class C | Residential
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Class C | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class C | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class C | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class C | Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class C | Hotel [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class C | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class C | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Class C | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Class C | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class C | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Class C | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Class C | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Class C | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Class C | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class C | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class C | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Class C | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Class C | Mitsui Fudosan Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class C | Mitsubishi Estate Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class C | Vonovia SE
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class C | First Capital Real Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class C | Stockland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class C | Klepierre SA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class C | CapitaLand Integrated Commercial Trust
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class C | Sun Hung Kai Properties Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class C | Fastighets AB Balder
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class I | Diversified
Holdings [Line Items]
Percent of Net Asset Value	51.60%
Class I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Class I | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Class I | Residential
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Class I | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class I | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class I | Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class I | Hotel [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class I | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Class I | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class I | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Class I | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Class I | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Class I | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Class I | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class I | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class I | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Class I | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Class I | Mitsui Fudosan Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class I | Mitsubishi Estate Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class I | Vonovia SE
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class I | First Capital Real Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class I | Stockland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class I | Klepierre SA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class I | CapitaLand Integrated Commercial Trust
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class I | Sun Hung Kai Properties Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class I | Fastighets AB Balder
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class R | Diversified
Holdings [Line Items]
Percent of Net Asset Value	51.60%
Class R | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Class R | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Class R | Residential
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Class R | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class R | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class R | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class R | Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class R | Hotel [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class R | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class R | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Class R | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Class R | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class R | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Class R | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Class R | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Class R | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Class R | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class R | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class R | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Class R | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Class R | Mitsui Fudosan Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class R | Mitsubishi Estate Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class R | Vonovia SE
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class R | First Capital Real Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class R | Stockland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class R | Klepierre SA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class R | CapitaLand Integrated Commercial Trust
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class R | Sun Hung Kai Properties Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class R | Fastighets AB Balder
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class Z | Diversified
Holdings [Line Items]
Percent of Net Asset Value	51.60%
Class Z | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Class Z | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Class Z | Residential
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Class Z | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class Z | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class Z | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class Z | Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class Z | Hotel [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class Z | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class Z | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Class Z | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Class Z | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class Z | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Class Z | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Class Z | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Class Z | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Class Z | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class Z | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class Z | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Class Z | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Class Z | Mitsui Fudosan Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class Z | Mitsubishi Estate Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class Z | Vonovia SE
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class Z | First Capital Real Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class Z | Stockland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class Z | Klepierre SA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class Z | CapitaLand Integrated Commercial Trust
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class Z | Sun Hung Kai Properties Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class Z | Fastighets AB Balder
Holdings [Line Items]
Percent of Net Asset Value	2.30%